JPMORGAN TRUST I
390 MADISON AVENUE
NEW YORK, NEW YORK 10017
November 2, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses of the Funds listed in Appendix A do not differ from the Prospectuses as contained in the Post-Effective Amendment No. 696 (Amendment No. 697 under the Investment Company Act of 1940, as amended) filed electronically on October 27, 2026.
Please contact the undersigned at (212) 623-8476 or kiesha.astwood-smith@jpmchase.com if you have any questions.
Very truly yours,
/s/ Kiesha T. Astwood-Smith
Kiesha T. Astwood-Smith
Assistant Secretary

APPENDIX A
JPMorgan U.S. Equity Funds
Class A, Class C, Class I, Class L Shares Prospectus
JPMorgan Diversified Fund
JPMorgan Hedged Equity Fund
JPMorgan U.S. Equity Fund
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund
Class R2, Class R3, Class R4, Class R5 Shares Prospectus
JPMorgan Small Cap Blend Fund